Quarterly Report
March 31, 2022
MFS®  New Discovery
Value Portfolio
MFS® Variable Insurance Trust III
VDV-Q1

Portfolio of Investments
3/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.6%
Aerospace & Defense – 2.3%
CACI International, Inc., “A” (a)	2,029	$611,256
KBR, Inc.	10,878	595,353
		$1,206,609
Apparel Manufacturers – 2.3%
PVH Corp.	4,932	$377,841
Skechers USA, Inc., “A” (a)	20,290	827,020
		$1,204,861
Automotive – 3.4%
LKQ Corp.	12,135	$551,050
Methode Electronics, Inc.	13,362	577,907
Stoneridge, Inc. (a)	7,604	157,859
Visteon Corp. (a)	4,202	458,564
		$1,745,380
Business Services – 2.5%
HireRight Holdings Corp. (a)	23,635	$404,158
Paya, Inc. (a)	72,420	424,381
TaskUs, Inc., “A” (a)	6,319	243,029
WNS (Holdings) Ltd., ADR (a)	2,814	240,569
		$1,312,137
Chemicals – 1.1%
Element Solutions, Inc.	26,654	$583,723
Computer Software – 1.5%
ACI Worldwide, Inc. (a)	9,002	$283,473
Everbridge, Inc. (a)	5,304	231,466
Sabre Corp. (a)	23,744	271,394
		$786,333
Computer Software - Systems – 2.1%
Softchoice Corp.	23,570	$532,807
Verint Systems, Inc. (a)	10,453	540,420
		$1,073,227
Construction – 1.1%
GMS, Inc. (a)	4,491	$223,517
Toll Brothers, Inc.	7,987	375,549
		$599,066
Consumer Products – 2.4%
Energizer Holdings, Inc.	7,961	$244,880
Newell Brands, Inc.	19,106	409,060
Prestige Consumer Healthcare, Inc. (a)	11,193	592,557
		$1,246,497
Consumer Services – 0.9%
Grand Canyon Education, Inc. (a)	4,723	$458,651
Containers – 4.9%
Ardagh Metal Packaging S.A. (a)	54,492	$443,020
Berry Global, Inc. (a)	10,584	613,449
Graphic Packaging Holding Co.	33,304	667,412
Pactiv Evergreen, Inc.	26,628	267,878

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Containers – continued
Silgan Holdings, Inc.	12,140	$561,232
		$2,552,991
Electrical Equipment – 3.3%
nVent Electric PLC	16,768	$583,191
TriMas Corp.	16,997	545,434
Vertiv Holdings Co.	16,114	225,596
WESCO International, Inc. (a)	2,917	379,618
		$1,733,839
Electronics – 2.0%
Cohu, Inc. (a)	13,949	$412,891
Plexus Corp. (a)	7,977	652,598
		$1,065,489
Energy - Independent – 3.9%
CNX Resources Corp. (a)	27,924	$578,585
Devon Energy Corp.	4,849	286,722
Magnolia Oil & Gas Corp., “A”	21,764	514,719
Viper Energy Partners LP	22,897	677,064
		$2,057,090
Engineering - Construction – 0.6%
APi Group, Inc. (a)	15,906	$334,503
Food & Beverages – 2.2%
Hostess Brands, Inc. (a)	22,728	$498,652
Nomad Foods Ltd. (a)	28,154	635,718
		$1,134,370
Furniture & Appliances – 0.7%
IMAX Corp. (a)	19,195	$363,361
Gaming & Lodging – 1.5%
International Game Technology PLC	31,429	$775,668
Insurance – 4.1%
CNO Financial Group, Inc.	21,263	$533,489
Everest Re Group Ltd.	1,737	523,497
Hanover Insurance Group, Inc.	3,657	546,794
Selective Insurance Group, Inc.	5,753	514,088
		$2,117,868
Leisure & Toys – 1.0%
Brunswick Corp.	3,552	$287,321
Funko, Inc., “A” (a)	13,234	228,287
		$515,608
Machinery & Tools – 2.8%
Enerpac Tool Group Corp.	6,804	$148,939
Flowserve Corp.	15,912	571,241
Regal Rexnord Corp.	2,728	405,872
Timken Co.	5,188	314,912
		$1,440,964

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 2.9%
ICON PLC (a)	1,616	$393,044
Premier, Inc., “A”	14,228	506,374
Syneos Health, Inc. (a)	7,435	601,863
		$1,501,281
Medical Equipment – 1.9%
Agiliti Health, Inc. (a)	17,170	$362,287
Envista Holdings Corp. (a)	9,514	463,427
Maravai Lifesciences Holdings, Inc., “A” (a)	4,430	156,246
		$981,960
Metals & Mining – 1.2%
Arconic Corp. (a)	14,784	$378,766
Kaiser Aluminum Corp.	2,372	223,348
		$602,114
Natural Gas - Distribution – 2.3%
New Jersey Resources Corp.	14,041	$643,920
ONE Gas, Inc.	6,009	530,234
		$1,174,154
Natural Gas - Pipeline – 0.9%
Plains GP Holdings LP	39,244	$453,268
Oil Services – 2.8%
ChampionX Corp.	29,381	$719,247
Expro Group Holdings N.V. (a)	24,762	440,268
Helmerich & Payne	7,000	299,460
		$1,458,975
Other Banks & Diversified Financials – 20.2%
Air Lease Corp.	12,219	$545,578
Bank of Hawaii Corp.	7,272	610,266
Brookline Bancorp, Inc.	31,176	493,204
Cathay General Bancorp, Inc.	16,750	749,563
East West Bancorp, Inc.	6,118	483,444
Element Fleet Management Corp.	50,785	491,540
Encore Capital Group, Inc. (a)	6,852	429,826
First Hawaiian, Inc.	21,916	611,237
First Interstate BancSystem, Inc.	13,865	509,816
Hanmi Financial Corp.	16,757	412,390
Lakeland Financial Corp.	453	33,069
Prosperity Bancshares, Inc.	10,036	696,298
Sandy Spring Bancorp, Inc.	7,646	343,458
SLM Corp.	43,852	805,123
Texas Capital Bancshares, Inc. (a)	5,497	315,033
Textainer Group Holdings Ltd.	7,604	289,484
Triton International Ltd. of Bermuda	5,274	370,129
UMB Financial Corp.	6,648	645,920
Umpqua Holdings Corp.	42,303	797,835
Wintrust Financial Corp.	3,844	357,223
Zions Bancorp NA	7,767	509,205
		$10,499,641
Pharmaceuticals – 0.5%
Organon & Co.	8,251	$288,207

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 7.9%
Brixmor Property Group, Inc., REIT	10,597	$273,509
Broadstone Net Lease, Inc., REIT	25,168	548,159
Douglas Emmett, Inc., REIT	6,680	223,246
Empire State Realty Trust, REIT, “A”	43,511	427,278
Industrial Logistics Properties Trust, REIT	21,182	480,196
Life Storage, Inc., REIT	2,522	354,164
LXP Industrial Trust, REIT	16,230	254,811
National Storage Affiliates Trust, REIT	6,506	408,317
Phillips Edison & Co., REIT	16,896	581,053
Two Harbors Investment Corp., REIT	100,950	558,253
		$4,108,986
Restaurants – 1.0%
Jack in the Box, Inc.	5,513	$514,969
Specialty Chemicals – 3.6%
Avient Corp.	12,566	$603,168
Axalta Coating Systems Ltd. (a)	14,623	359,434
Diversey Holdings Ltd. (a)	69,009	522,398
Univar Solutions, Inc. (a)	12,588	404,578
		$1,889,578
Specialty Stores – 2.0%
Urban Outfitters, Inc. (a)	22,423	$563,042
Zumiez, Inc. (a)	12,310	470,365
		$1,033,407
Trucking – 1.6%
Schneider National, Inc.	14,533	$370,591
XPO Logistics, Inc. (a)	6,547	476,622
		$847,213
Utilities - Electric Power – 3.2%
Black Hills Corp.	10,950	$843,369
Portland General Electric Co.	14,525	801,054
		$1,644,423
Total Common Stocks		$51,306,411
Investment Companies (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 0.21% (v)	716,660	$716,659

Other Assets, Less Liabilities – (0.0)%		(4,073)
Net Assets – 100.0%		$52,018,997
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $716,659 and $51,306,411, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$51,306,411	$—	$—	$51,306,411
Mutual Funds	716,659	—	—	716,659
Total	$52,023,070	$—	$—	$52,023,070
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$383,820	$2,592,916	$2,260,077	$—	$—	$716,659

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$73	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.